SCHEDULE OF COMPONENTS OF OPERATING LEASE (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Operating Leases
Operating lease right-of-use lease asset	$ 2,465,275	$ 2,465,275	$ 2,465,275
Accumulated amortization	(1,371,782)	(1,193,637)	(849,223)
Net balance	1,093,493	1,271,638	1,616,052
Lease liability, current portion	387,521	372,665	344,177
Lease liability, long term	791,469	988,471	1,361,137
Total operating lease liabilities	$ 1,178,990	$ 1,361,136	$ 1,705,314
Weighted Average Remaining Lease Term - operating leases	34 months	40 months	52 months
Weighted Average Discount Rate - operating leases	4.50%	4.50%	4.50%